Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2024
Operating Lease and Financing Lease, Right Of Use Assets [Abstract]
Schedule of Right-of-Use Assets

December 31, 2024	Cost	Accumulated amortization	Net book value
Vessel operating leases	$112.5	$(57.3)	$55.2
Other operating leases	9.5	(9.1)	0.4
Vessel finance leases	435.2	(10.5)	424.7
Right-of-use assets	$557.2	$(76.9)	$480.3

December 31, 2023	Cost	Accumulated amortization	Net book value
Vessel operating leases	$740.8	$(376.4)	$364.4
Other operating leases	9.5	(7.7)	1.8
Vessel finance leases	69.1	(0.5)	68.6
Right-of-use assets	$819.4	$(384.6)	$434.8